Government Grant - Payroll Protection Plan (Details)		12 Months Ended
	Mar. 23, 2022 USD ($)	Sep. 30, 2020 item	Apr. 16, 2020 USD ($)
Government Grants
Number of provisions | item		2
Payroll Protection Plan
Government Grants
Principal amount			$ 4,254,000
Income Due to Loan Forgiven	$ 4,254,000